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                               CERTIFICATION OF
                       SANFORD C. BERNSTEIN FUND, INC.


        SANFORD C. BERNSTEIN FUND, INC. (the "Registrant") does hereby certify as follows:

    1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

    2. Reference is made to the International Institutional Service Prospectus, Fixed-Income Institutional Service Prospectus, Regular Prospectus and Statement of Additional Information each dated January 30, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-21844; 811-5555), which was filed with the Securities and Exchange Commission on January 29, 1998 (the "Post-Effective Amendment").

    3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

    4. The form of International Institutional Service Prospectus, Fixed-Income Institutional Service Prospectus, Regular Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

    5.  The text of the Post-Effective Amendment has been filed electronically.


                                      SANFORD C. BERNSTEIN FUND, INC.


                                          By:     Jean Margo Reid
                                          Title:  Secretary


        Dated: January 30, 1998